Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Class R R4 and Class I3 | Transamerica Small Cap Value
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica Small Cap Value
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.During the most recent fiscal year, the portfolio turnover rate for the fund was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund’s sub-adviser, Peregrine Capital Management, LLC (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies. The fund generally considers a small-capitalization company to be a company with a market capitalization within the range of the Russell 2000® Value Index[1]at the time of initial purchase. As of December 31, 2023, the market capitalization range of the Russell 2000® Value Index was between $16.8 million and $8.8 billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.The sub-adviser uses a proprietary, quantitative screening process designed to identify the least expensive small-capitalization stocks across each sector. This screening process narrows the investment universe and allows the sub-adviser to focus its fundamental research and analysis on the stocks that the sub-adviser believes are the most undervalued relative to their respective sector peer group. Fundamental research is primarily conducted through financial statement analysis, meetings with company management teams, and interacting with sell-side research analysts. Through its fundamental research and analysis, the sub-adviser seeks to uncover one or more of the following five Value Buy Criteria that the sub-adviser believes may act as a catalyst for stock appreciation:•Resolvable Short-Term Problem – Companies that may have gone through a negative fundamental event that has had an impact on stock price and valuation, and the sub-adviser believes the company has a pathway to resolve the problem within a reasonable period of time.•Catalyst for Change – Companies that may have a material fundamental event going on that the sub-adviser believes the market is not pricing in to the valuation of the stock.•Unrecognized Assets – Companies that the sub-adviser believes may have some intrinsic value that the market is not appreciating and the sub-adviser believes there is a pathway to unlocking that value within the near to moderate term.•Fundamental Undervaluation – Companies that the sub-adviser believes lack significant sponsorship from the sell-side community and may have strong margins and growth but are in the 10-15% of the lowest valued names in a sector.•Take-Over Potential – Companies that the sub-adviser believes have assets that would be more attractive in the hands of other owners.The sub-adviser may sell a stock when the sub-adviser believes it has become fairly valued or when signs of fundamental deterioration appear. The sub-adviser may actively trade portfolio securities. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.From time to time, the fund may invest up to 10% of its assets in exchange-traded funds (“ETFs”) in order to manage market liquidity and equitize cash. The fund may also invest some of its assets in cash or in money market instruments, including U.S. Government obligations and repurchase agreements, or make other short-term debt investments to maintain liquidity.[1] “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Value (the “predecessor fund”), on April 21, 2017, and the predecessor fund was the accounting and performance survivor of the reorganizations. This means that the predecessor fund's financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the annual operating expenses of Class R4 shares.Absent any applicable fee waivers and/or expense limitations, performance would have been lower.As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.Prior to September 28, 2015, the predecessor fund had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.Prior to November 1, 2018, the fund had a different sub-adviser and used different investment strategies. The performance set forth for the period between September 28, 2015 and October 31, 2018 is attributable to that previous sub-adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/investments-fund-center
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class R4
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedReturnBest Quarter:12/31/202035.47%Worst Quarter:3/31/2020-38.29%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Class R R4 and Class I3 | Transamerica Small Cap Value | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money if you invest in this fund.
Class R R4 and Class I3 | Transamerica Small Cap Value | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class R R4 and Class I3 | Transamerica Small Cap Value | Market [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
Class R R4 and Class I3 | Transamerica Small Cap Value | Value Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Class R R4 and Class I3 | Transamerica Small Cap Value | Small Capitalization Companies [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Class R R4 and Class I3 | Transamerica Small Cap Value | Equity Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industriesor the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Class R R4 and Class I3 | Transamerica Small Cap Value | Liquidity [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Class R R4 and Class I3 | Transamerica Small Cap Value | Valuation [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Class R R4 and Class I3 | Transamerica Small Cap Value | Management [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Class R R4 and Class I3 | Transamerica Small Cap Value | Active Trading [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.
Class R R4 and Class I3 | Transamerica Small Cap Value | Cybersecurity [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Class R R4 and Class I3 | Transamerica Small Cap Value | Large Shareholder [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders if such sales of investments result in capital gains. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Class R R4 and Class I3 | Transamerica Small Cap Value | Underlying Exchange Traded Funds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Class R R4 and Class I3 | Transamerica Small Cap Value | R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	$ 112
3 years	rr_ExpenseExampleYear03	354
5 years	rr_ExpenseExampleYear05	615
10 years	rr_ExpenseExampleYear10	$ 1,361
2014	rr_AnnualReturn2014	7.08%
2015	rr_AnnualReturn2015	(6.33%)
2016	rr_AnnualReturn2016	19.24%
2017	rr_AnnualReturn2017	8.44%
2018	rr_AnnualReturn2018	(18.95%)
2019	rr_AnnualReturn2019	20.74%
2020	rr_AnnualReturn2020	5.79%
2021	rr_AnnualReturn2021	27.65%
2022	rr_AnnualReturn2022	(13.00%)
2023	rr_AnnualReturn2023	8.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.29%)
1 Year	rr_AverageAnnualReturnYear01	8.36%
5 Years	rr_AverageAnnualReturnYear05	8.98%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 23, 2003
Class R R4 and Class I3 | Transamerica Small Cap Value | R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.36%
1 year	rr_ExpenseExampleYear01	$ 138
3 years	rr_ExpenseExampleYear03	431
5 years	rr_ExpenseExampleYear05	745
10 years	rr_ExpenseExampleYear10	$ 1,635
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	8.72%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2017
Class R R4 and Class I3 | Transamerica Small Cap Value | I3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	$ 89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	$ 1,073
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2017
Class R R4 and Class I3 | Transamerica Small Cap Value | Return After Taxes on Distributions | R4
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.64%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception
Class R R4 and Class I3 | Transamerica Small Cap Value | Return After Taxes on Distributions and Sale of Fund Shares | R4
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception
Class R R4 and Class I3 | Transamerica Small Cap Value | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.65%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.00%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.76%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]

[1]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2025 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.10% for Class R4 shares, 1.40% for Class R shares and 0.89% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2025 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.